Pension and Other Post-retirement Benefits - Costs And Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Pension and Other Post-retirement Benefits
Costs associated with the defined contribution benefit plans	$ 45,200	$ 33,500	$ 31,700
Pension Benefits
Net periodic cost of defined benefit plans
Service cost	30,256	26,951	28,795
Interest cost	54,263	55,728	52,522
Expected return on plan assets	(90,936)	(88,681)	(88,792)
Amortization of prior service cost	(3,000)	(4,120)	(4,878)
Recognized actuarial loss (gain)	26,166	20,318	18,476
Curtailment (gain) charge		(4,438)
Net periodic cost	16,749	5,758	6,123
Post-retirement Benefits
Net periodic cost of defined benefit plans
Service cost	1,106	1,297	1,795
Interest cost	11,630	13,346	13,479
Amortization of prior service cost	(4,274)	(4,282)	(1,337)
Recognized actuarial loss (gain)	2,424	1,617	(2)
Net periodic cost	$ 10,886	$ 11,978	$ 13,935